Introduction	6 Months Ended
Jun. 30, 2020
General Information About Financial Statements [Abstract]
Introduction
Sanofi, together with its subsidiaries (collectively “Sanofi” or “the Company”), is a global healthcare leader engaged in the research, development and marketing of therapeutic solutions focused on patient needs.
Sanofi is listed in Paris (Euronext: SAN) and New York (Nasdaq: SNY).
The condensed consolidated financial statements for the six months ended June 30, 2020 were reviewed by the Sanofi Board of Directors at the Board meeting on July 28, 2020.